Financial Risk Management_The Credit Quality Of Loans(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 380,743,758	₩ 342,467,174
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	380,450,349	342,092,076
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	175,952,265	156,654,544
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	97,687,154	86,462,605
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	68,769,764	62,748,306
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,212,879	4,842,055
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,706,009	1,423,099
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,576,459	1,178,479
Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	185,700,454	166,789,122
Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	166,804,091	149,884,900
Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	13,060,750	11,544,982
Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,850,894	3,633,703
Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	636,495	582,614
Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,348,224	1,142,923
Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	18,797,630	18,648,410
Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,623,095	8,486,229
Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,540,030	6,414,134
Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,742,816	2,720,395
Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	264,219	417,345
Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	627,470	610,307
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		293,409	375,098
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		293,409	375,098
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		235,469	241,524
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		57,940	133,574
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		348,821,470	316,752,109
12-month expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	348,528,061	316,377,011
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	158,067,246	145,082,471
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	93,033,311	83,839,707
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	61,701,031	58,057,809
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,702,369	2,650,199
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	611,743	518,108
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	18,792	16,648
12-month expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	174,873,189	155,623,541
12-month expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	163,261,012	146,265,744
12-month expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,828,445	7,081,846
12-month expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,519,004	2,080,690
12-month expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	225,262	185,081
12-month expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	39,466	10,180
12-month expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	15,587,626	15,670,999
12-month expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,210,540	8,390,177
12-month expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,831,625	5,695,069
12-month expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,526,382	1,558,999
12-month expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	16,978	26,404
12-month expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,101	350
12-month expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		293,409	375,098
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		293,409	375,098
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		235,469	241,524
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		57,940	133,574
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		28,495,172	23,814,107
Non-impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	28,495,172	23,814,107
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	15,695,811	10,749,284
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,646,801	2,621,898
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,060,916	4,683,445
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,507,455	2,187,662
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,085,704	900,386
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	394,935	355,893
Non-impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,095,819	10,561,739
Non-impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,536,290	3,611,001
Non-impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,197,409	4,433,832
Non-impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,322,878	1,541,647
Non-impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	402,881	387,811
Non-impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	636,361	587,448
Non-impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,703,542	2,503,084
Non-impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	412,555	96,052
Non-impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	708,405	719,065
Non-impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,216,434	1,161,396
Non-impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	247,241	390,941
Non-impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	118,907	135,630
Non-impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		3,427,116	1,900,958
Impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,427,116	1,900,958
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,189,208	822,789
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,042	1,000
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,817	7,052
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,055	4,194
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,562	4,605
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,162,732	805,938
Impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	731,446	603,842
Impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	6,789	8,155
Impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	34,896	29,304
Impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	9,012	11,366
Impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,352	9,722
Impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	672,397	545,295
Impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	506,462	474,327
Impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	506,462	474,327
Impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 0	₩ 0

[1]	Before netting of allowance